Note 7 - Accrued Liabilities (Details) - Accrued liabilities consist of the following: (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued liabilities consist of the following: [Abstract]
Accrued salaries, wages, benefits and bonus	$ 35,293	$ 65,581	$ 92,692
Sales tax payable		877	1,159
Accrued accounting and legal fees	16,500	5,160	138,233
Customer deposit payable		36,540	13,819
Accrued interest		76,438
Royalty payable		262,500	125,000
Other accrued liabilities	16,060	41,860	37,829
	$ 67,853	$ 488,956	$ 428,813